Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	88.00%	75.20%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	12.00%
Percentage of net debt at floating rates or at fixed rates maturing in under one year with collared interest rates over one year		1.20%
Net financial expenses	€ (1,364)
Decrease in net financial results from prior year	€ 194